TREASURY STOCK	12 Months Ended
Dec. 31, 2020
TREASURY STOCK
TREASURY STOCK

13.TREASURY STOCK

On August 3, 2019, the Company’s board of directors authorized a repurchase program of up to US$50 million of the Company’s outstanding ADSs over a twelve-month period from August 3, 2019 to August 2, 2020. As of December 31, 2020, the Company had repurchased under the program an aggregate of 10,584,634 ADSs, representing 10,584,634 Class A ordinary shares, at an average price of US$4.72 per ADS, or US$4.72 per Class A ordinary share, for aggregate consideration of US$50,318, including trading commissions. The repurchased shares were recorded at their historical cost of US$50,318 and were retired in October 2020. The retirement was accounted for by recognizing a decline of US$11 in Class A ordinary shares and a decline of US$50,307 decline in additional paid-in capital, in the Sogou Group’s consolidated balance sheet.

The treasury stock account also includes 5,520,000 and 1,899,000 Class A ordinary shares that were issued upon the early exercise of options (See “Option Modification” in Note 14—Share-based Compensation), but remained subject to original vesting restrictions both before and after exercise, and remained unvested as of December 31, 2019 and 2020, respectively. Although the Class A Ordinary Shares have been determined to be treasury stock for accounting purposes, they are outstanding for legal purposes, given that the underlying shares were placed in trusts with the original option grantees as beneficiaries.